Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 4.1%
New York City Industrial Development Agency(a)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	2,000,000	2,101,440
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	600,000	704,388
12/01/2041	4.000%	600,000	702,312
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2040	5.000%	2,000,000	2,470,380
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2042	4.000%	1,800,000	2,161,854
Total			8,140,374
Airport 0.3%
Niagara Frontier Transportation Authority(a)
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019
04/01/2039	5.000%	525,000	633,607
Charter Schools 2.0%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,054,380
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,563,630
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	289,043
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2059	5.000%	1,000,000	1,167,530
Total			4,074,583
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.0%
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	2,076,820
Health Services 0.9%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,742,025
Higher Education 6.0%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,135,560
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	826,035
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	266,202
07/01/2034	5.000%	500,000	577,875
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,150,570
New School
Series 2015A
07/01/2050	5.000%	1,500,000	1,723,080
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,165,970
Teacher’s College
Series 2017
07/01/2033	4.000%	500,000	578,230
Revenue Bonds
New York University
Series 2019A
07/01/2042	5.000%	1,000,000	1,281,380
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rochester Institute of Technology
Series 2019
07/01/2049	5.000%	1,250,000	1,568,112
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,492,597
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2038	5.000%	250,000	319,698
Total			12,085,309
Hospital 9.6%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2040	5.000%	1,000,000	1,125,100
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	576,690
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	750,000	839,362
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2040	4.000%	350,000	394,916
07/01/2041	5.000%	695,000	838,754
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	2,000,000	2,295,220
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	432,362
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,298,700
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,126,290
Series 2016
07/01/2040	4.000%	1,000,000	1,127,710
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2039	5.000%	1,000,000	1,296,560
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	2,365,260
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	465,604
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	2,990,000	3,041,936
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	1,043,910
Total			19,268,374
Human Service Provider 0.4%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/2030	6.000%	800,000	801,576
Independent Power 0.2%
Suffolk County Industrial Development Agency(a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998
01/01/2023	5.500%	315,000	318,033
Joint Power Authority 0.9%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2050	4.000%	1,000,000	1,197,580
11/15/2055	4.000%	500,000	592,100
Total			1,789,680
Local Appropriation 0.5%
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,077,360

2	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 8.7%
City of New York
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	617,050
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,161,710
Subordinated Series 2018F-1
04/01/2043	5.000%	4,000,000	4,927,680
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	577,010
City of Poughkeepsie
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	654,108
City of Syracuse(a)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement
Series 2011
11/01/2036	5.000%	1,750,000	1,800,750
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	332,519
County of Nassau
Limited General Obligation Bonds
General Improvement
Series 2018B (AGM)
07/01/2034	5.000%	2,000,000	2,521,360
Series 2017B
04/01/2037	5.000%	2,000,000	2,423,080
Limited General Obligation Notes
Series 2019A (AGM)
04/01/2046	5.000%	1,000,000	1,246,290
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,172,350
Total			17,433,907
Multi-Family 8.6%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	592,165
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/2025	4.500%	160,000	162,510
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	2,128,120
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,500,000	1,654,485
11/01/2049	3.650%	1,000,000	1,070,190
Revenue Bonds
Series 2018K
11/01/2048	4.000%	1,000,000	1,092,180
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	4,000,000	4,190,760
New York State Dormitory Authority
Revenue Bonds
State University of New York
Series 2019
07/01/2049	4.000%	500,000	573,500
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	811,335
Series 2019D
11/01/2044	3.700%	1,000,000	1,099,830
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	894,810
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,451,732
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	582,612
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	857,576
Total			17,161,805
Municipal Power 2.8%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,134,270

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2045	5.000%	1,380,000	1,607,548
Series 2018
09/01/2038	5.000%	1,000,000	1,273,200
Unrefunded Revenue Bonds
Series 2012A
09/01/2037	5.000%	670,000	717,403
Puerto Rico Electric Power Authority(c),(d)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	1,000,000	852,500
Total			5,584,921
Nursing Home 0.8%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2050	5.000%	1,500,000	1,642,260
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	397,810
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,057
Ports 8.6%
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
193rd Series 2015
10/15/2035	5.000%	3,135,000	3,716,699
Consolidated 186th
Series 2014
10/15/2044	5.000%	1,000,000	1,135,080
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	1,000,000	1,221,290
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,000,000	1,217,890
Series 2018-207
09/15/2043	4.000%	1,500,000	1,702,530
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2043	4.000%	3,000,000	3,524,340
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,825,000	2,174,141
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,578,703
Total			17,270,673
Prep School 1.0%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	576,435
06/01/2035	5.000%	700,000	804,475
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	563,855
Total			1,944,765
Recreation 1.9%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	997,749
New York City Industrial Development Agency
Refunding Revenue Bonds
Yankee Stadium Project - Pilot
Series 2020
03/01/2045	4.000%	500,000	582,325
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,295,100
Total			3,875,174
Refunded / Escrowed 2.0%
Build NYC Resource Corp.
Prerefunded 07/01/24 Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	261,139
07/01/2030	5.000%	180,000	208,912

4	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Island Power Authority
Prerefunded 09/01/22 Revenue Bonds
Series 2012A
09/01/2037	5.000%	330,000	355,585
New York State Dormitory Authority
Prerefunded 07/01/24 Revenue Bonds
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,162,480
Onondaga Civic Development Corp.
Prerefunded 12/01/21 Revenue Bonds
Upstate Properties Development, Inc.
Series 2011
12/01/2041	5.250%	1,945,000	2,026,807
Total			4,014,923
Resource Recovery 1.0%
Build NYC Resource Corp.(a),(b)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	836,985
Jefferson County Industrial Development Agency(a),(b)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,280,000	1,236,749
Total			2,073,734
Retirement Communities 3.7%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	870,202
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	1,055,630
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2040	5.000%	1,540,000	1,737,582
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,775,517
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Capital Resource Corp.(b)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	493,615
09/15/2053	5.250%	1,000,000	977,040
Westchester County Local Development Corp.
Refunding Revenue Bonds
Miriam Osborn Memorial Home Association Project
Series 2019
07/01/2042	5.000%	450,000	505,553
Total			7,415,139
Sales Tax 1.9%
Nassau County Interim Finance Authority
Unrefunded Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	15,000	15,059
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018E
03/15/2048	5.000%	2,000,000	2,493,640
Puerto Rico Sales Tax Financing Corp.(c),(e)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	3,850,000	1,213,520
Total			3,722,219
Single Family 1.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	500,000	555,890
State of New York Mortgage Agency(a)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	1,000,000	1,098,940
04/01/2038	3.850%	500,000	549,475
Total			2,204,305
Special Non Property Tax 9.2%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	2,040,525
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Subordinated Series 2018S-3A
07/15/2037	5.000%	2,000,000	2,517,520

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2037	4.000%	2,000,000	2,368,400
Subordinated Series 2020
05/01/2045	4.000%	1,500,000	1,783,710
Subordinated Series 2020D
11/01/2045	4.000%	1,000,000	1,187,950
Subordinated Series 2020D-S
11/01/2035	4.000%	1,500,000	1,843,200
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,701,330
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018A
03/15/2038	5.250%	2,000,000	2,571,340
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2049	4.000%	2,000,000	2,361,760
Total			18,375,735
Special Property Tax 0.8%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	1,129,000
New York Liberty Development Corp.
Refunding Revenue Bonds
Bank of America Tower at One Bryant Park Project
Series 2019
09/15/2069	2.800%	500,000	498,645
Total			1,627,645
Student Loan 0.1%
State of New York Mortgage Agency
Revenue Bonds
New York State Higher Education Finance
Series 2009
11/01/2026	4.750%	75,000	75,103
Tobacco 3.3%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,056,390
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,124,640
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,501,510
Total			6,682,540
Transportation 7.1%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2035	5.000%	1,330,000	1,596,239
11/15/2042	4.000%	2,000,000	2,226,840
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,151,380
Series 2020A-1
11/15/2048	5.000%	2,000,000	2,465,140
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,460,060
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,388,100
Transportation
Series 2015B
11/15/2040	5.000%	1,675,000	1,892,884
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,128,320
Total			14,308,963
Turnpike / Bridge / Toll Road 3.4%
New York State Thruway Authority
Revenue Bonds
Series 2014J
01/01/2041	5.000%	3,000,000	3,342,000
Series 2019B
01/01/2045	4.000%	2,415,000	2,820,672
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2020D
11/15/2038	4.000%	600,000	729,720
Total			6,892,392

6	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 5.3%
New York City Water & Sewer System
Refunding Revenue Bonds
Second General Resolution
Subordinated Series 2020
06/15/2042	4.000%	2,000,000	2,421,200
Revenue Bonds
2nd General Resolution
Series 2020GG
06/15/2050	4.000%	1,805,000	2,141,867
Series 2017
06/15/2048	5.000%	2,000,000	2,473,380
Series 2019DD-1
06/15/2049	5.000%	2,000,000	2,490,540
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,109,350
Total			10,636,337
Total Municipal Bonds (Cost $180,996,402)			195,363,148
Money Market Funds 1.9%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(f)	3,722,255	3,722,255
Total Money Market Funds (Cost $3,722,255)		3,722,255
Total Investments in Securities (Cost: $184,718,657)		199,085,403
Other Assets & Liabilities, Net		1,444,702
Net Assets		200,530,105

At January 31, 2021, securities and/or cash totaling $141,750 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(12)	03/2021	USD	(2,024,625)	10,173	—
U.S. Treasury 10-Year Note	(25)	03/2021	USD	(3,425,781)	4,249	—
U.S. Treasury 10-Year Note	(50)	03/2021	USD	(6,851,563)	—	(30,551)
Total					14,422	(30,551)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $7,543,386, which represents 3.76% of total net assets.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2021, the total value of these securities amounted to $2,066,020, which represents 1.03% of total net assets.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2021, the total value of these securities amounted to $852,500, which represents 0.43% of total net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2021 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2021

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1QT205_10_L01_(03/21)